Note 13 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for loan and lease losses	$ 1,288	$ 1,327
Supplemental retirement plan	469	454
Investment security basis adjustment	18	18
Nonaccrual interest income	297	389
Accrued compensation	244	222
Deferred origination fees, net	30
Net unrealized loss on AFS securities		41
Lease liability	1,051
Gross deferred tax assets	3,397	2,451
Deferred tax liabilities:
Premises and equipment	583	328
Net unrealized gain on AFS securities	490
Net unrealized gain on equity securities	62	1
FHLB stock dividends	139	139
Intangibles	378	342
Mortgage servicing rights	82	75
Deferred origination fees, net		13
Acquisition fair value adjustments	253	275
Right of use assets	1,032
Other	4	5
Gross deferred tax liabilities	3,023	1,178
Net deferred tax assets	$ 374	$ 1,273